Leases - Summary of Maturities of Finance and Capital Lease Liabilities (Details) - Southern Airways Corporation - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Summary of Maturities of Finance and Capital Lease Liabilities [Line Items]
2023 / 2022	$ 323		$ 323
2024 / 2023	323		323
2025 / 2024	312		323
2026 / 2025	1,526		312
2027 / 2026	0		1,526
Total lease payment, undiscounted	2,484		2,807
Less: imputed interest	512		704
Total	$ 1,972	$ 2,000	$ 2,103